UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the quarterly distribution period from March 26, 2005 to June 26, 2006

Commission File Number of issuing entity: 333-119762 PG&E ENERGY RECOVERY FUNDING LLC (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 1-2348

PACIFIC GAS AND ELECTRIC COMPANY
(Exact name of depositor and sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

245 Market Street, Room 424
San Francisco, CA 94105
(Address of principal executive offices of
issuing entity)

20-1707696 I.R.S. Employer Identification No.) 94105 (Zip Code)

(415) 973-6252 (Telephone number, including area code) N/A (Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Energy Recovery Bonds, Series 2005-1, Class A-1	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-2	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-3	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-4	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-5	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-1	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-2	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-3	[___]	[___]	[ X ]	_______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes X No ___

PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1 and 99.2.

The record date for distributions described in Exhibit 99.1 and 99.2 is June 23, 2006.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Series 2005-1 Energy Recovery Bonds (the "Series 2005-1 Bonds"), dated February 3, 2005, and related Prospectus, dated February 3, 2005, of PG&E Energy Recovery Funding LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(2) of the Securities Act of 1933 on February 7, 2005.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Series 2005-2 Energy Recovery Bonds (the "Series 2005-2 Bonds"), dated November 3, 2005, and related Prospectus, dated October 28, 2005, of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(2) of the Securities Act of 1933 on November 7, 2005.

As indicated in Exhibit 99.1 and 99.2, all required interest and scheduled principal payments on the Series 2005-1 Bonds and the Series 2005-2 Bonds will be made with respect to the June 26, 2006 distribution date.

PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings.

On March 16, 2006, the U.S. Court of Appeals for the Ninth Circuit (Ninth Circuit) dismissed as moot an appeal of the order issued by the U.S. Bankruptcy Court for the Northern District of California that confirmed Pacific Gas and Electric Company's (Utility) plan of reorganization under Chapter 11 of the U.S. Bankruptcy Code. The Utility's plan of reorganization became effective April 12, 2004. The appeal was filed by two former commissioners of the California Public Utilities Commission (CPUC) who did not vote to approve the December 19, 2003 settlement agreement among PG&E Corporation, the Utility, and the CPUC to resolve the Utility's Chapter 11 case.

On March 30, 2006, one of the two former commissioners filed a petition for rehearing with the Ninth Circuit. On April 7, 2006, the Ninth Circuit denied the petition. The former commissioners may choose to file a petition for rehearing with the U.S. Supreme Court which would be due July 6, 2006.

ITEM 9 - Exhibits

(a) Documents filed as part of this report:

99.1 Quarterly Servicer's Certificate, which relates solely to the Series 2005-1 Bonds, dated
June 22, 2006

99.2 Quarterly Servicer's Certificate, which relates solely to the Series 2005-2 Bonds, dated
June 22, 2006. This Certificate covers the first and second quarters of 2006.

(b) Exhibits required by this Form and Item 601 of Regulation S-K

3.1 Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on October 5, 2004 (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Amendment No. 1 to Registration Statement No. 333-119762 filed with the Securities and Exchange Commission on December 20, 2004)

3.2 Limited Liability Company Agreement of the Issuing Entity executed as of October 5, 2004 (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Amendment No. 1 to Registration Statement No. 333-119762 filed with the Securities and Exchange Commission on December 20, 2004)

4.1 Indenture dated as of February 10, 2005 between the Issuing Entity and Deutsche Bank National Trust Company providing for the issuance of Series 2005-1 Bonds (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

4.2 Indenture dated as of November 9, 2005 between the Issuing Entity and Deutsche Bank National Trust Company providing for the issuance of Series 2005-2 Bonds (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on November 10, 2005)

4.3 Form of Series 2005-1 Energy Recovery Bond (incorporated by reference to Exhibit 4.1 to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

4.4 Form of Series 2005-2 Energy Recovery Bond (incorporated by reference to Exhibit 4.2 to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on November 10, 2005)

10.1 Recovery Property Purchase and Sale Agreement dated as of February 10, 2005 between the Issuing Entity and Pacific Gas and Electric Company (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

10.2 Recovery Property Purchase and Sale Agreement dated as of November 9, 2005 between the Issuing Entity and Pacific Gas and Electric Company (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on November 10, 2005)

10.3 Recovery Property Servicing Agreement dated as of February 10, 2005 between the Issuing Entity and Pacific Gas and Electric Company (incorporated by reference to Exhibit 10.1 to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

10.4 First Amendment to Recovery Property Servicing Agreement dated as of November 9, 2005 between the Issuing Entity and Pacific Gas and Electric Company (incorporated by reference to Exhibit 10.3 to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on November 10, 2005)

99.1 Quarterly Servicer's Certificate, which relates solely to the Series 2005-1 Bonds, dated
June 22, 2006

99.2 Quarterly Servicer's Certificate, which relates solely to the Series 2005-2 Bonds, dated
June 22, 2006. This certificate covers the first and second quarters of 2006

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: June 22, 2006

PG&E ENERGY RECOVERY FUNDING LLC
(Issuing Entity)

By: Pacific Gas and Electric Company, as Servicer

By: /s/ Nicholas M. Bijur_______________
 Name: Nicholas M. Bijur
Title: Assistant Treasurer